Accumulated Other Comprehensive Income (Loss) (Before Tax and Net of Tax Changes in Each Component of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Net of Tax, Total	¥ 227,194	¥ (128,009)
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	207,990	(123,717)
Net unrealized gains (losses) on investment securities:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	19,768	83,444
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	3,871	21,968
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	15,897	61,476
Reclassification adjustment, Current Period, before Tax	43,792	1,055
Reclassification adjustment, Current Period, Tax (expense) or benefit	13,390	(238)
Reclassification adjustment, Current Period, Net of Tax	30,402	1,293
Other Comprehensive Income (Loss), before Tax	(24,024)	82,389
Other Comprehensive Income (Loss), Tax (expense) or benefit	(9,519)	22,206
Other Comprehensive Income (Loss), Net of Tax, Total	(14,505)	60,183
Net unrealized gains on investment securities attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Net of Tax, Total	13,523	6,067
Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Net of Tax, Total	(28,028)	54,116
Net debt valuation adjustments:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	8,270	(85,613)
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	2,533	(26,214)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	5,737	(59,399)
Reclassification adjustment, Current Period, before Tax	(329)	(108)
Reclassification adjustment, Current Period, Tax (expense) or benefit	(101)	(33)
Reclassification adjustment, Current Period, Net of Tax	(228)	(75)
Other Comprehensive Income (Loss), before Tax	8,599	(85,505)
Other Comprehensive Income (Loss), Tax (expense) or benefit	2,634	(26,181)
Other Comprehensive Income (Loss), Net of Tax, Total	5,965	(59,324)
Net debt valuation adjustments attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Net of Tax, Total	0	0
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Net of Tax, Total	5,965	(59,324)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	(1,034)	51,002
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	(515)	14,013
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(519)	36,989
Reclassification adjustment, Current Period, before Tax	6,748	(1,388)
Reclassification adjustment, Current Period, Tax (expense) or benefit	1,691	(371)
Reclassification adjustment, Current Period, Net of Tax	5,057	(1,017)
Other Comprehensive Income (Loss), before Tax	(7,782)	52,390
Other Comprehensive Income (Loss), Tax (expense) or benefit	(2,206)	14,384
Other Comprehensive Income (Loss), Net of Tax, Total	(5,576)	38,006
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Net of Tax, Total	174	(124)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Net of Tax, Total	(5,750)	38,130
Defined benefit plans:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	(12,034)	26,092
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	(3,385)	8,070
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(8,649)	18,022
Reclassification adjustment, Current Period, before Tax	1,442	(13,617)
Reclassification adjustment, Current Period, Tax (expense) or benefit	798	(3,871)
Reclassification adjustment, Current Period, Net of Tax	644	(9,746)
Other Comprehensive Income (Loss), before Tax	(13,476)	39,709
Other Comprehensive Income (Loss), Tax (expense) or benefit	(4,183)	11,941
Other Comprehensive Income (Loss), Net of Tax, Total	(9,293)	27,768
Defined benefit plans attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Net of Tax, Total	388	143
Defined benefit plans attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Net of Tax, Total	(9,681)	27,625
Foreign currency translation adjustments:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	262,860	(214,725)
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	13,271	(19,531)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	249,589	(195,194)
Reclassification adjustment, Current Period, before Tax	(1,462)	(797)
Reclassification adjustment, Current Period, Tax (expense) or benefit	(448)	(245)
Reclassification adjustment, Current Period, Net of Tax	(1,014)	(552)
Other Comprehensive Income (Loss), before Tax	264,322	(213,928)
Other Comprehensive Income (Loss), Tax (expense) or benefit	13,719	(19,286)
Other Comprehensive Income (Loss), Net of Tax, Total	250,603	(194,642)
Foreign currency translation adjustments attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Net of Tax, Total	5,119	(10,378)
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Net of Tax, Total	¥ 245,484	¥ (184,264)